UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2014

Date of reporting period:  May 31, 2013

Item 1. Schedule of Investments.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Schedule of Investments
May 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.01%
Aerospace & Defense - 6.63%
BAE Systems PLC (a)	780,457	4,770,996
General Dynamics Corp. (b)	52,828	4,073,039
Honeywell International, Inc. (c)	80,223	6,294,297
United Technologies Corp. (c)	96,761	9,182,619
		24,320,951
Air Freight & Logistics - 0.39%
Expeditors International of Washington, Inc.	36,595	1,428,303
Beverages - 3.23%
Coca-Cola Co. (c)	295,900	11,833,041
Biotechnology - 0.61%
CSL Ltd. (a)	39,234	2,232,432
Capital Markets - 0.51%
T Rowe Price Group, Inc.	24,825	1,883,224
Chemicals - 4.55%
Air Liquide SA (a)(b)	32,599	4,191,999
Ecolab, Inc.	24,686	2,085,227
Linde AG (a)(b)(c)	18,293	3,503,907
PPG Industries, Inc.	17,929	2,754,074
Shin-Etsu Chemical Co. Ltd. (a)	66,400	4,160,037
		16,695,244
Commercial Banks - 3.22%
Hang Seng Bank Ltd. (a)	113,400	1,820,172
Toronto-Dominion Bank (a)	123,302	9,989,038
		11,809,210
Commercial Services & Supplies - 0.44%
Secom Co. Ltd. (a)	32,100	1,618,754
Distributors - 0.78%
Genuine Parts Co. (b)	24,100	1,873,534
Li & Fung Ltd. (a)	700,800	972,585
		2,846,119
Diversified Financial Services - 0.46%
Mcgraw-Hill Cos, Inc.	30,991	1,690,559
Diversified Telecommunication Services - 4.75%
AT&T, Inc. (b)(c)	497,722	17,415,293
Electrical Equipment - 1.34%
Emerson Electric Co.	85,532	4,914,669
Food & Staples Retailing - 3.27%
Sysco Corp.	114,263	3,862,089
WM Morrison Supermarkets PLC (a)	420,053	1,744,884
Woolworths Ltd. (a)	202,578	6,369,489
		11,976,462
Food Products - 4.42%
Nestle SA (a)(b)(c)	244,756	16,213,771
Gas Utilities - 0.50%
Hong Kong & China Gas Co Ltd. (a)	647,500	1,829,618
Health Care Equipment & Supplies - 0.55%
Cie Generale d'Optique Essilor International SA (a)	18,203	2,002,776
Hotels, Restaurants & Leisure - 2.00%
McDonald's Corp. (c)	75,931	7,332,657
Household Products - 0.91%
Reckitt Benckiser Group PLC (a)	46,363	3,315,373
Industrial Conglomerates - 1.99%
3M Co. (c)	66,023	7,280,356
Insurance - 8.75%
ACE Ltd. (a)	58,775	5,270,942
Aflac, Inc. (c)	116,554	6,490,892
Chubb Corp.	45,277	3,943,627
Muenchener Rueckversicherungs AG (a)	67,352	12,562,810
QBE Insurance Group Ltd. (a)	252,512	3,826,298
		32,094,569
IT Services - 5.65%
Automatic Data Processing, Inc.	41,321	2,839,579
International Business Machines Corp. (b)(c)	77,024	16,022,533
Paychex, Inc.	49,848	1,855,841
		20,717,953
Machinery - 0.96%
Illinois Tool Works, Inc.	50,125	3,515,266
Media - 1.37%
Pearson PLC (a)	111,741	2,076,876
WPP PLC (a)	171,820	2,925,095
		5,001,971
Metals & Mining - 0.31%
Antofagasta PLC (a)	80,871	1,147,700
Multi-Utilities - 0.82%
Consolidated Edison, Inc.	52,925	3,020,430
Office Electronics - 1.81%
Canon, Inc. (a)(b)	194,000	6,628,691
Oil, Gas & Consumable Fuels - 9.82%
Chevron Corp. (c)	149,865	18,395,929
Exxon Mobil Corp. (c)	180,145	16,297,718
Imperial Oil Ltd. (a)	33,846	1,321,846
		36,015,493
Personal Products - 1.72%
Kao Corp. (a)	98,500	3,086,756
L'oreal (a)	19,038	3,209,255
		6,296,011
Pharmaceuticals - 14.69%
Eli Lilly & Co. (c)	158,517	8,426,764
Johnson & Johnson (c)	241,150	20,300,007
Sanofi (a)(c)	171,624	18,299,936
Takeda Pharmaceutical Co Ltd. (a)(b)	154,000	6,825,642
		53,852,349
Real Estate Management & Development - 1.12%
Cheung Kong Holdings Ltd. (a)	189,683	2,671,337
Hang Lung Properties Ltd. (a)	410,000	1,435,801
		4,107,138
Semiconductors & Semiconductor Equipment - 3.69%
Intel Corp. (c)	556,542	13,512,840
Software - 1.00%
SAP AG (a)	49,192	3,681,424
Specialty Retail - 0.80%
Hennes & Mauritz AB (a)	85,135	2,912,627
Textiles, Apparel & Luxury Goods - 0.95%
LVMH Moet Hennessy Louis Vuitton SA (a)(b)	19,772	3,492,595
TOTAL COMMON STOCKS (Cost $308,517,115)		344,635,869

REAL ESTATE INVESTMENT TRUSTS - 0.55%
HCP, Inc. (b)	42,603	2,018,530
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,581,821)		2,018,530

SHORT-TERM INVESTMENTS - 5.22%
Money Market Fund - 5.22%
STIT-Treasury Portfolio 0.020% (d)	19,139,578	19,139,578
TOTAL SHORT-TERM INVESTMENTS (Cost $19,139,578)		19,139,578

Total Investments (Cost $329,238,514) - 99.78%		365,793,977
Other Assets in Excess of Liabiliies - 0.22%		820,073
TOTAL NET ASSETS - 100.00%		$366,614,050

(a)	Foreign issued security denominated in U.S. dollars.
(b)	All or a portion of this security is pledged as collateral for options written.
(c)	All or a portion of this security may be subject to call options written.
(d)	Variable rate security; the rate shown represents the rate at May 31, 2013.

Abbreviations:

AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited Liability Company
PLC	Public Limited Company.
SA	Generally designates corporations in various countries, mostly those employing the civil law.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Schedule of Options Written
May 31, 2013 (Unaudited)

	Contracts	Value
CALL OPTIONS
3M Co.
Expiration: July, 2013, Exercise Price: $110.00	594	159,192
Aflac, Inc.
Expiration: August, 2013, Exercise Price: $60.00	1,048	98,512
AT&T, Inc.
Expiration: June, 2013, Exercise Price: $37.00	2,100	12,600
Expiration: June, 2013, Exercise Price: $39.00	2,379	4,758
Chevron Corp.
Expiration: July, 2013, Exercise Price: $120.00	674	350,480
Expiration: August, 2013, Exercise Price: $130.00	674	81,554
Coca-Cola Co.
Expiration: July, 2013, Exercise Price: $45.00	1,373	6,865
Expiration: August, 2013, Exercise Price: $45.00	1,290	14,190
Exxon Mobil Corp.
Expiration: June, 2013, Exercise Price: $92.50	773	38,650
Expiration: August, 2013, Exercise Price: $95.00	848	70,384
Honeywell International, Inc.
Expiration: June, 2013, Exercise Price: $77.50	699	147,489
Intel Corp.
Expiration: June, 2013, Exercise Price: $23.00	2,581	397,474
Expiration: August, 2013, Exercise Price: $26.00	2,427	94,653
International Business Machines Corp.
Expiration: July, 2013, Exercise Price: $200.00	693	870,408
iShares MSCI EAFE Index Fund
Expiration: July, 2013, Exercise Price: $62.00	1,500	69,000
Expiration: August, 2013, Exercise Price: $65.00	1,042	13,546
Johnson & Johnson
Expiration: August, 2013, Exercise Price: $90.00	1,085	62,930
Eli Lilly & Co.
Expiration: June, 2013, Exercise Price: $57.50	1,382	12,438
Linde AG
Expiration: June, 2013, Exercise Price: $194.96 (a)	155	33,241
McDonald's Corp.
Expiration: June, 2013, Exercise Price: $105.00	683	4,098
Nestle SA
Expiration: July, 2013, Exercise Price: $71.11 (a)	2,202	62,174
Sanofi
Expiration: August, 2013, Exercise Price: $119.58 (a)	772	61,710
United Technologies Corp.
Expiration: August, 2013, Exercise Price: $100.00	870	100,920
Total Options Written (Premiums received $1,986,946)		2,767,266

(a) Foreign issued security denominated in U.S. dollars.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Schedule of Open Futures Contracts
May 31, 2013 (Unaudited)

	Number			Unrealized
	of Contracts	Notional	Settlement	Appreciation/
Description	Purchased	Value	Month	(Depreciation)
E-mini MSCI EAFE	109	9,206,140	June - 13	(253,260)
E-mini S&P 500	114	9,285,300	June - 13	30,087
Total Futures Contracts Purchased				(223,173)

The cost basis of investments for federal income tax purposes at May 31, 2013 was as follows*

$329,238,514
Cost of investments
Gross unrealized appreciation on futures	30,087
Gross unrealized appreciation on investments	43,139,334
Gross unrealized appreciation on written options	745,724
Gross unrealized depreciation on purchased futures	(253,260)
Gross unrealized depreciation on investments	(6,583,871)
Gross unrealized depreciation on written options	(1,526,044)
Net unrealized appreciation	$35,551,970

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is generally valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Foreign options are valued at the mean of the available bid and ask price or the last price if a mean is not available. If reliable market quotations are not readily available foreign options shall be valued at a price, supplied by a pricing service (“Pricing Service”) approved by the Trust’s Board of Trustees (the “Board of Trustees”), which is in the opinion of such Pricing Service representative of the market value of such securities or assets as of the time of determination of the NAV, it being the opinion of the Board of Trustees that the valuations supplied by such Pricing Service accurately reflect the fair value of such securities or assets. Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange or board of trade. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at prices supplied by a pricing service which take into account such events. In such cases, uses of these evaluated prices can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value NAV of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.  This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the specific identification method for the best tax relief order. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends, net of any reclaims, have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.

Summary of Fair Value Exposure at May 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stock1	$215,106,233	$129,529,636	$-	$344,635,869
Real Estate Investment Trusts	2,018,530	-	-	2,018,530
Short-Term Investments	19,139,578	-	-	19,139,578
Total Assets	$236,264,341	$129,529,636	$-	$365,793,977
Liabilities:
Options Written	$2,767,266	$-	$-	$2,767,266
Total Liabilities	$2,767,266	$-	$-	$2,767,266

Other Financial Instruments*	$(223,173)	$-	$-	$(223,173)

* Other financial instruments are futures contracts not reflected in the Schedule of Investments, which are presented at the unrealized appreciation (depreciation) on the instruments.

1 See the Schedule of Investments for industry classifications.

There were no transfers into and out of Level 1 and 2 during the period ended May 31, 2013.

The Fund measures all Level activity as of the beginning and end of the fiscal period.

The Fund held no Level 3 securities during the period ended May 31, 2013.

For the period ended May 31, 2013 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2013 was as follows:

	Asset		Liability
Derivatives not accounted for as hedging instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$-	Options written, at value	$2,767,266
Equity Contracts - Futures	Net Assets - Unrealized Appreciation*		Net Assets - Unrealized Depreciation*	(223,173)
Total		$-		$2,544,093

* Reflects net unrealized depreciation of futures contracts as reported in the Schedule of Open Futures Contracts

The effect of derivative instruments on income for the period March 1, 2013 through May 31, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Options	Futures	Total
Equity Contracts	$(4,507,141)	$637,718	$(3,869,423)
Total	$(4,507,141)	$637,718	$(3,869,423)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Options	Futures	Total
Equity Contracts	$1,374,708	$(381,162)	$993,546
Total	$1,374,708	$(381,162)	$993,546

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Mangers

By (Signature and Title) /s/ John Buckel
 John Buckel, President

Date  July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
  John Buckel, President

Date  July 24, 2013

By (Signature and Title)* /s/ Jennifer Lima
   Jennifer Lima, Treasurer

Date  July 24, 2013

* Print the name and title of each signing officer under his or her signature.